Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED
Entity Central Index Key	0000788784